Short-term benefits for Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Salaries	R$ 892,580	R$ 534,696	R$ 852,862
Total	R$ 892,580	R$ 534,696	R$ 852,862